SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT Condensed Statements of Cash Flows (Parent Company) (Details) - USD ($) $ in Millions	3 Months Ended																	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017		Sep. 30, 2017	[1]	Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME	$ 82	$ 76	[1]	$ 82		$ 81	[1]	$ 80	[1]	$ 56	[1]	$ 51		$ 74		$ 65	[1]	$ 319	[1]	$ 246	[1]	$ 242
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Expense for the accelerated vesting of share-based awards associated with the Merger																		0		41		0
Other	3							6										11		30		22
Changes in assets and liabilities, exclusive of changes shown separately:
Income tax receivable	13							3										0		(17)		0
Other current assets	1							6										0		(4)		2
Accrued compensation	(8)							4										14		(11)		0
Accrued taxes	(14)							(14)										5		4		15
Other current liabilities	10							(4)										2		3		9
Other non-current assets and liabilities, net	0							(3)										(4)		(9)		14
Net cash provided by operating activities	153							9										608		687		556
CASH FLOWS FROM INVESTING ACTIVITIES
Other	7							2										(10)		4		(16)
Net cash used in investing activities	(169)							(202)										(744)		(735)		(700)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt, net of discount	225							0										1,199		599		225
Borrowings under revolving credit agreements	232							333										1,065		1,042		2,832
Borrowings under term loan credit agreements	0							250										250		0		200
Net issuance (repayment) of commercial paper, net of discount	0							(11)										(148)		48		95
Retirement of long-term debt — including extinguishment of debt costs	(100)							0										(477)		(139)		(175)
Repayments of revolving credit agreement	(244)							(349)										(1,178)		(1,028)		(2,825)
Repayments of term loan credit agreements																		(200)		(361)		0
Dividends on common stock																		0		(90)		(108)
Dividends to ITC Investment Holdings Inc.	(50)							(33)		(33)								(300)		(33)		0
Issuance of common stock																		0		13		14
Repurchase and retirement of common stock																		0		(9)		(137)
Settlement of share-based compensation awards associated with the Merger — including cost of accelerated share-based awards										(137)										(138)
Contribution from ITC Investment Holdings Inc. for the settlement of share-based awards associated with the Merger																		0		137		0
Other	(4)							2										(5)		(23)		8
Net cash provided by financing activities	59							192										194		42		130
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS																		58		(6)		(14)
CASH AND CASH EQUIVALENTS — Beginning of period	66					$ 6		8								14		8		14		28
CASH AND CASH EQUIVALENTS — End of period	110	66						6		8								66		8		14
ITC Holdings
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME																		319		246		242
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in subsidiaries' earnings																		(444)		(358)		(308)
Dividends from subsidiaries																		3		10		185
Deferred and other income taxes																		67		(69)		(116)
Net intercompany tax payments (to) from subsidiaries																		(13)		(72)		121
Expense for the accelerated vesting of share-based awards associated with the Merger																		0		41		0
Other																		5		25		21
Changes in assets and liabilities, exclusive of changes shown separately:
Accounts receivable from subsidiaries																		(4)		22		3
Income tax receivable																		2		(17)		0
Other current assets																		(2)		1		0
Intercompany tax payable to subsidiaries																		(72)		85		0
Accrued compensation																		14		(10)		1
Accrued taxes																		0		(35)		9
Other current liabilities																		(5)		3		3
Other non-current assets and liabilities, net																		8		5		(5)
Net cash provided by operating activities																		(122)		(123)		156
CASH FLOWS FROM INVESTING ACTIVITIES
Equity contributions to subsidiaries																		(148)		(87)		(263)
Return of capital from subsidiaries																		296		274		161
Other																		(9)		(9)		(11)
Net cash used in investing activities																		139		178		(113)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt, net of discount																		999		399		0
Borrowings under revolving credit agreements																		97		126		839
Borrowings under term loan credit agreements																		200		0		0
Net issuance (repayment) of commercial paper, net of discount																		(148)		48		95
Retirement of long-term debt — including extinguishment of debt costs																		(437)		(139)		0
Repayments of revolving credit agreement																		(170)		(191)		(755)
Repayments of term loan credit agreements																		(200)		(161)		0
Dividends on common stock																		0		(90)		(108)
Dividends to ITC Investment Holdings Inc.																		(300)		(33)		0
Issuance of common stock																		0		13		14
Repurchase and retirement of common stock																		0		(9)		(137)
Settlement of share-based compensation awards associated with the Merger — including cost of accelerated share-based awards																		0		(137)		0
Contribution from ITC Investment Holdings Inc. for the settlement of share-based awards associated with the Merger																		0		137		0
Other																		(2)		(22)		11
Net cash provided by financing activities																		39		(59)		(41)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS																		56		(4)		2
CASH AND CASH EQUIVALENTS — Beginning of period	$ 60							$ 4								$ 8		4		8
CASH AND CASH EQUIVALENTS — End of period		$ 60								$ 4								$ 60		$ 4		$ 8

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.